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Invesco BulletShares 2024 High Yield Corporate Bond ETF
Summary Information
Investment Objective
The Invesco BulletShares 2024 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco BulletShares 2024 High Yield Corporate Bond ETF Invesco BulletShares 2024 High Yield Corporate Bond ETF
Management Fees	0.42%
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.43%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund's most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco BulletShares 2024 High Yield Corporate Bond ETF | Invesco BulletShares 2024 High Yield Corporate Bond ETF | USD ($)	44	138	241	542

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Underlying Index.
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated high yield corporate bonds (commonly known as “junk bonds”) with maturities or, in some cases, “effective maturities” in the year 2024 (collectively, “2024 Bonds”). Certain bonds in which the Fund may invest may contain embedded issuer call options. An embedded issuer call option means that the bond’s issuer has the right to redeem a bond prior to its designated maturity date. Accordingly, the effective maturity date of a bond reflects an assessment of when that bond is likely to be called by the issuer, or in the alternate, the bond’s stated maturity date (if it is not called by the issuer). With respect to establishing the effective maturity of a bond, the effective maturity is the actual year of maturity (i) if no embedded issuer call option exists for a bond; (ii) if a bond contains an embedded issuer call option, with the first call date within 13 months of maturity and a par call price; and (iii) unless the yield to next call date is less than the yield to maturity, in which case the bond’s effective maturity is deemed to be the year of the next call date.
In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by companies domiciled in the U.S., Canada, Western Europe (which the Index Provider defines, as of the date of this prospectus, to be: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom) or Japan. To be eligible for inclusion in the Underlying Index, bonds must (i) be 2024 Bonds (i.e., will mature or will have an effective maturity in the year 2024); (ii) pay a fixed amount of taxable interest; (iii) have a maximum credit rating of BB+ from S&P Global Ratings, a division of S&P Global Inc. (“S&P”), or Fitch Ratings Inc. (“Fitch”) or a maximum credit rating of Ba1 from Moody’s Investors Service, Inc. (“Moody’s”); (iv) have a minimum average credit rating (computed by calculating the simple average of a bond’s rating published by S&P, Fitch and Moody’s and then rounding down to the nearest rating step) of CCC- from S&P, Fitch and Moody’s; and (v) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million in face value outstanding to remain eligible).
The eligible universe may include securities issued in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).
2024 Bonds selected for inclusion in the Underlying Index are market value weighted, with a 5% limit on individual issuers applied at each monthly rebalance prior to the final maturing year of the Underlying Index. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of October 31, 2023, the Underlying Index was comprised of 47 constituents.
The Fund will terminate on or about December 15, 2024 without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.
The Fund does not seek to distribute any predetermined amount of cash at maturity. During the maturing year of the Underlying Index (i.e., 2024), no new constituents are added and the Underlying Index does not rebalance. In the last twelve months of operation, when the 2024 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the consumer discretionary sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim BulletShares 2024 High Yield Corporate Bond ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	6.90%
Best Quarter	March 31, 2019	7.52%
Worst Quarter	March 31, 2020	-10.56%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco BulletShares 2024 High Yield Corporate Bond ETF	1 Year	5 Years	Since Inception	Inception Date
Invesco BulletShares 2024 High Yield Corporate Bond ETF	(7.35%)	1.96%	2.88%	Sep. 14, 2016
After Taxes on Distributions | Invesco BulletShares 2024 High Yield Corporate Bond ETF	(9.14%)	(0.03%)	0.85%
After Taxes on Distributions and Sale of Fund Shares | Invesco BulletShares 2024 High Yield Corporate Bond ETF	(4.35%)	0.67%	1.34%
Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index (reflects no deduction for fees, expenses or taxes)	(6.64%)	2.45%	3.62%
Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	(11.19%)	2.31%	3.49%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.